Payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Payables and Accrued Liabilities

	June 30, 2021	December 31, 2020
	$	$
Trade accounts payable	607	1,187
Salaries, employment taxes and benefits	157	474
Accrued audit fees	126	144
Accrued research and development costs	642	23
Other accrued liabilities	316	371
	1,848	2,199